Note 28 (Tables)	6 Months Ended
Jun. 30, 2021
Non Controlling Interest [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of the accompanying condensed consolidated balance sheets is as follows:

Non-controlling interests: breakdown by subgroups (Millions of Euros)
	June 2021	December 2020
Garanti BBVA	3,609	3,692
BBVA Peru	1,146	1,171
BBVA Argentina	464	416
BBVA Colombia	70	70
BBVA Venezuela	68	65
Other entities	71	56
Total	5,428	5,471

Profit Attributable To Non Controlling Interest Classified By Concept [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interest (non-controlling interest)” in the accompanying condensed consolidated income statement:

Profit attributable to non-controlling interests (Millions of Euros)
	June 2021	June 2020
Garanti BBVA	394	274
BBVA Peru	63	39
BBVA Argentina	3	18
BBVA Colombia	4	2
BBVA Venezuela	3	(2)
Other entities	8	3
Total	476	333